Partners’ Capital (Details Narrative) $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 26, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares
Distribution Made to Limited Partner [Line Items]
Payments for repurchase of common units		$ 3,846	$ 2,935
Unit Repurchase Program [Member]
Distribution Made to Limited Partner [Line Items]
Repurchase amount	$ 30,000
Expiration date of Repurchase plan	January 2025
Partners' Capital Account, Units, Treasury Units Purchased | shares		285,818	185,039
Average price per unit | $ / shares		13.42	15.83
Payments for repurchase of common units		$ 3,846	$ 2,935